As filed with the Securities and Exchange Commission on July 26, 2024

Securities Act Registration No. 333-123290

Investment Company Act Reg. No. 811-21726

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 183	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 184	☒

(Check appropriate box or boxes.)

360 FUNDS

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100
Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With Copies To:

Bo J. Howell
FinTech Law
6224 Turpin Hills Dr. Cincinnati, Ohio 45244

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copper Place Global Dividend Growth ETF

GDVD

a series of 360 Funds

PROSPECTUS

July 26, 2024

Advised by:

Copper Place Global Capital, LLC.

8504 NE 15th Street

Clyde Hill, Washington 98004 United States

www.CPGCETFs.com	855-601-0317 (toll-free)

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the NYSE Arca.

FUND SUMMARY – COPPER PLACE GLOBAL DIVIDEND GROWTH ETF

Investment Objective:

The Copper Place Global Dividend Growth ETF (the “Fund”) seeks current income, long-term income growth, and capital appreciation.

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees, to financial intermediaries, which are not reflected in the table or example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.88%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.88%

(1)	The Fund’s adviser, Copper Place Global Capital, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the: (i) advisory fee, (ii) any front-end or contingent deferred loads, (iii) brokerage fees and commissions, (iv) any Rule 12b-l fees, (v) acquired fund fees and expenses, (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), (vii) borrowing costs (such as interest and dividend expense on securities sold short), (viii) taxes, and (ix) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)).

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Adviser uses quantitative screens (such as dividend yield, return on invested capital, free cash flow, and revenue growth metrics), followed by qualitative research on individual stocks on an industry and company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential growth of capital is expected to be above average. Through this process, the Fund seeks an investment portfolio for investors that achieves above-average yield, a growing dividend, and capital appreciation. Examples of securities in which the Fund invests include common stock, preferred stock, convertible stocks, rights, warrants, depositary receipts such as American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The Fund seeks to identify and invest in (i) financially sound companies with well-established businesses that are selling at relatively low valuations, (ii) companies that are leaders within their respective markets or industries for above-average returns and consistency in earnings, and (iii) companies in the process of establishing leading positions with a product, service, or market. At any given time, the companies selected for investment could be from the same industry or sector, but the Fund’s investment will not exceed 25% in any industry.

The Fund invests in equity securities of small-, mid-, and large-capitalization companies and growth and value stocks.

The Fund invests in securities of issuers worldwide, including U.S. and foreign companies, without regard to geographic location. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities. Emerging markets refer to countries that are in the process of rapid growth and industrialization, typically characterized by lower-to-middle per capita income compared to developed countries. These markets often include Latin America, Eastern Europe, Asia, and Africa countries, and are defined by their improving economic conditions and expanding infrastructure. It typically holds investments tied economically to at least three countries outside the U.S. The Fund does not focus on any specific sectors, industries, geographic regions, or countries.

The Fund is actively managed, which means that the portfolio managers make decisions based on their research and analysis with the goal of achieving the Fund's investment objectives. This active management approach may result in frequent portfolio turnover. Investors should be aware that higher portfolio turnover can lead to increased transaction costs and potential tax implications.

Principal Investment Risks:

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears regarding its investments. As with any fund, it is not guaranteed to achieve its goal.

Active Management Risk: The Adviser’s judgments about an investment’s growth, value, or potential appreciation may prove incorrect or fail to produce the intended results. This could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark or not achieve its investment goal. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of specific sectors of the fixed-income market relative to others, interest rates, a range of economic, political, and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate issuers, and other general market conditions.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. The common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

●	Dividend-Oriented Stocks Risk: Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or an economic downturn could cause a company to reduce or eliminate its dividend unexpectedly. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend-paying stocks.

●	Risks of Large-Capitalization Companies: The value of investments in larger companies may not rise as much as in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

●    Mid- and Small-Capitalization Companies Risk: The earnings and prospects of mid- and small-capitalization companies are more volatile than those of larger companies and may experience higher failure rates than those of larger companies. Mid-and small-capitalization companies usually have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. They may have limited markets, product lines, or financial resources and lack management experience.

Dividend-Oriented Stocks Risk: Investing in companies that have historically paid regular dividends involves the risk that these dividends could be reduced or eliminated. This risk is compounded by the fact that dividend-paying stocks, while providing regular income, often have lower capital appreciation potential than non-dividend-paying stocks. As a result, during periods of broad market advances, the performance of the Fund may lag, as these dividend-oriented stocks may not participate in the rally to the same extent as their non-dividend-paying counterparts. This underperformance could impact the Fund’s overall returns, especially if a significant portion of its holdings are in dividend-paying stocks.

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

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Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, adverse events at the company, or a downturn in its business prospects.

Issuer Risk: The Fund's performance depends on the performance of individual securities to which it is exposed. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

New Adviser Risk: The Adviser has not previously served as an adviser to an ETF, although its portfolio managers and management have extensive experience with ETFs. As a result, there is no long-term track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or economic market. Securities in the Fund’s portfolio may underperform due to inflation. (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. Global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements as U.S. companies, resulting in less publicly available information about these companies. In addition, foreign accounting, auditing, and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

●	Depositary Receipts Risks: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities, which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

●	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries, and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly available information about emerging markets due to non-uniform regulatory, auditing, or financial recordkeeping standards, which could cause errors in implementing the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

●	Foreign Currency Risk: The risks of investing in securities denominated in or trading in foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Investment Style Risk: There is a possibility that the market segment in which the Fund is primarily invested, whether growth or value, large or mid-cap companies, could underperform other kinds of investments or market averages that include style-focused investments.

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●	Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

●	Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may be appropriately priced, or its price may decline. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the Fund holds the stock, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and, therefore, would not be profitable to the Fund.

Sector Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its Shares may be susceptible to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Real Estate Securities Risk: Investing in securities of companies in the real estate industry subjects the Fund to the unique risks associated with the real estate market and the real estate industry in general. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.

●	Real Estate Investment Trusts (“REITs”) Risk: REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. In contrast, mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation.

ETF Structure Risk: The Fund invests in securities that may be traded outside of the collateral settlement system. As a result, a limited number of financial institutions may act as Authorized Persons (APs) to post collateral for certain trades on an agency basis, i.e., on behalf of other market participants. These APs play a crucial role in facilitating the creation and redemption of the Fund’s shares. To the extent that these APs exit the business or cannot process creation and/or redemption orders, and no other AP can be found to do so, there may be a significantly diminished trading market for the Fund’s shares. This could lead to differences between the market price of the Fund’s shares and the underlying value of those shares, potentially affecting investors’ ability to buy and sell shares at prices reflecting the value of the Fund’s underlying assets. Investors should consider the potential impact of this limited number of APs on the liquidity and trading market for the Fund’s shares.

The Fund is structured as an ETF and, as a result, is subject to unique risks, including:

●	Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders concerning the Fund and no other Authorized Participant can step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments with lower trading volumes.

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●	Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell particular securities or financial instruments may be restricted, which may prevent the Fund from buying or selling specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to price its investments accurately, and may incur substantial trading losses.

●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues: There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers, or other participants that trade the particular security. The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Performance:

The Fund was reorganized from a series of Northern Lights Fund Trust IV, a Delaware statutory trust that commenced operations on March 30, 2022 (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). Copper Place Global Capital, LLC (“Copper Place”), served as the interim investment adviser of the Predecessor Fund starting on April 4, 2024. Before that date, Copper Place’s predecessor, R Cubed Global Capital, Inc., was the Fund's investment adviser. The bar chart and performance table below show the variability of the Fund’s returns, indicating its risks. The bar chart shows the performance of the Predecessor Fund for each full calendar year since its inception, as well as the performance of the Fund after the Reorganization. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. You should be aware that the Fund’s past performance (before and after taxes) may not indicate how the Fund will perform in the future. Updated performance information will be available at no cost by calling 855-601-0317 and on the Fund’s website at www.CPGCETFs.com.

PERFORMANCE BAR CHART

(calendar year returns as of December 31)

The Fund’s year-to-date return as of December 31, 2023 was 8.67%. The best performance for a quarter was 10.39% (for the quarter ended 12/31/2023). The worst performance for a quarter was (4.47)% (for the quarter ended 9/30/23).

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2023)

	One Year	Since Inception*
Return Before Taxes	8.67%	(1.24)%
Return After Taxes on Distributions	7.94%	(1.80)%
Return After Taxes on Distributions and Sale of Fund Shares	5.57%	(0.98)%
MSCI ACWI Value Index Net Index** (reflects no deduction for fees, expenses, or taxes)	11.81%	1.74%
*	The Fund's inception date refers to the date on which the Predecessor Fund was originally launched on March 30, 2022.
**	The MSCI ACWI Value Net Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 24 Emerging Markets (EM) countries.

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After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on a particular investor’s tax situation and may differ from those shown. This information does not apply to your investment if you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan. A higher after-tax return results when a capital loss occurs upon redemption, translating into an assumed tax deduction that benefits the shareholder.

The Fund’s current performance may be lower or higher than the above mentioned performance. You can obtain updated performance information by calling 855-601-0317.

Investment Adviser: Copper Place Global Capital, LLC, is the Fund’s investment adviser.

Portfolio Managers: Cliff Remily, CFA, Chief Investment Officer of the Adviser and Lead Portfolio Manager, and Trip Brannen, CFA, Portfolio Manager, have served as the Fund’s portfolio managers since inception, March 30, 2022.

Purchase and Sale of Fund Shares: The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”) to Authorized Participants who have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash and in-kind for securities. Individual Shares of the Fund may be purchased and sold in secondary market transactions through a broker-dealer or at market price. Shares are listed for trading on the Exchange and trade at market prices rather than NAV. Shares may trade at a price greater than, at, or less than NAV. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the second market (the “bid-ask spread”). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-asks spreads is available at www.CPGCETFs.com.

Tax Information: The Fund’s distributions are generally taxable as ordinary income or long-term capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE: The Fund seeks current income, long-term income growth, and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Adviser uses quantitative screens (such as dividend yield, return on invested capital, free cash flow, and revenue growth metrics), followed by qualitative research on an industry level and on a company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential growth of capital is expected to be above-average. The Fund invests primarily in equity securities of any market capitalization and growth and value stocks.

Except for Fundamental Restrictions described in the Fund’s Statement of Additional Information (“SAI”), the Board may change the Fund’s objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objectives.

The Fund is designed to be a portion of an investor’s portfolio. The Fund is not intended to be a complete investment program.

Active Management

The performance of the Fund that is actively managed will reflect in part the ability of those managing the fund's investments to make investment decisions suited to achieving the fund’s investment objective. Actively-managed funds may invest differently from the benchmark against which the fund’s performance is compared. When making decisions about whether to buy or sell equity securities, considerations may include, among other things, a company’s strength in fundamentals, its potential for earnings growth over time, its ability to navigate specific macroeconomic environments, the current price of its securities relative to their perceived worth and relative to others in its industry, and analysis from computer models. When making decisions about whether to buy or sell fixed-income investments, considerations may include, among other things, the strength of specific sectors of the fixed-income market relative to others, interest rates, a range of economic, political, and financial factors, the balance between supply and demand for certain asset classes, the credit quality of individual issuers, the fundamental strengths of corporate issuers, and other general market conditions.

Models, which may assist portfolio managers and analysts in formulating their securities trading and allocation decisions by providing investment and risk management insights, may also expose the Fund to risks. Models may be predictive, and models depend heavily on the accuracy and reliability of historical data supplied by others and may be incorrect or incorrectly input. The fund bears the risk that the quantitative models will not be successful in identifying trends or determining the size and direction of investment positions that will enable the fund to achieve its investment objective. In addition, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund’s investment performance depends upon successfully allocating assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. There is no guarantee that these allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund due to these allocation decisions. If the Fund’s investment strategies do not perform as expected, it could underperform other funds with similar investment objectives or lose money. Moreover, buying and selling securities to adjust the Fund’s asset allocation may increase portfolio turnover and generate transaction costs.

Investment advisers with significant assets under management in the Fund, or other funds with the same strategy as the Fund, may have difficulty entirely investing such Fund’s assets according to its investment objective due to potential liquidity constraints and high transaction costs. Typically, small-cap, mid-cap, and emerging market equity funds are more susceptible to such a risk.

Liquidity

The Fund may invest up to 15% of its net assets in illiquid securities but does not intend to invest in illiquid securities as a principal investment strategy. The Fund has established a liquidity risk management program as the SEC’s Liquidity Rule requires. Under the program, the Fund’s liquidity risk is assessed, managed, and periodically reviewed. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading, and investment-specific considerations under the program. To the extent that an investment is deemed illiquid or less liquid, the Fund can expect to be exposed to greater liquidity risk.

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Certain Fund holdings may be deemed less liquid or illiquid because they cannot be readily sold without significantly impacting their value. The Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair its ability to sell particular securities at an advantageous price.

Market Volatility and Securities Issuers

The value of the Fund’s portfolio securities may decrease in response to overall stock market movements. Markets tend to move in cycles, with periods of rising and falling prices. Stocks tend to go up and down in value more than bonds. Moreover, markets (or specific market sectors) may experience greater volatility in response to natural or man-made disasters and catastrophes, such as acts of terrorism, pandemics, military actions, or political instability. If the Fund’s investments are concentrated in specific sectors, its performance could be worse than the overall market. Additionally, the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. As a result, the value of an individual security or particular type of security can be more volatile than the market as a whole. It can perform differently from the value of the market as a whole.

Temporary Defensive Measures

From time to time, as part of its investment strategy, the Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. For this purpose, cash equivalents include bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes, floating-rate debt instruments without a fixed maturity. In addition, the Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock. There is no limit on the extent to which the Fund may take temporary defensive measures.

PRINCIPAL INVESTMENT RISKS: The following describes the risks the Fund bears concerning its investments.

Active Management Risk: When managing the fund, the Adviser makes strategic decisions based on their assessments of the growth, value, and potential appreciation of investments. The Adviser’s judgments about the growth, value, or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. Investors must understand that these risks are inherent in any strategy relying on active management, as it depends significantly on the Adviser’s ability to predict and react to market conditions and trends accurately.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis. (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders concerning the Fund and no other Authorized Participant can step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments with lower trading volumes.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself is an inherent risk in equity investments. This risk arises from various potential issues within the company, including the deterioration of its fundamental characteristics, such as financial instability, poor management decisions, or loss of competitive edge. Additionally, adverse events such as legal challenges, regulatory actions, or significant operational failures can negatively impact the company’s valuation. Moreover, a downturn in its business prospects, perhaps due to changing market dynamics, technological obsolescence, or shifts in consumer preferences, can also lead to a decline in the stock’s value. Each of these factors can individually or collectively influence the performance of the investment, leading to potential losses confined to the misfortunes of the specific company, irrespective of broader market trends.

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Depositary Receipts Risks: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities, which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Sponsored or unsponsored programs may issue Depositary Receipts. In sponsored programs, an issuer has arranged to have its securities traded in Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in creating the program. Although regulatory requirements concerning sponsored and unsponsored programs are generally similar, it may be easier to obtain financial information from an issuer who has participated in creating a sponsored program in some cases. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Dividend-Oriented Stocks Risk: Investing in companies that have historically paid regular dividends involves the risk that these dividends could be reduced or eliminated. For instance, adverse economic conditions, such as a sharp rise in interest rates or a significant economic downturn, could strain a company’s cash flow, prompting it to cut or discontinue its dividend payments unexpectedly. This risk is compounded by the fact that dividend-paying stocks, while providing regular income, often have lower capital appreciation potential than non-dividend-paying stocks. As a result, during periods of broad market advances, the performance of the Fund may lag, as these dividend-oriented stocks may not participate in the rally to the same extent as their non-dividend-paying counterparts. This underperformance could impact the Fund's overall returns, especially if a significant portion of its holdings are in dividend-paying stocks.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell particular securities or financial instruments may be restricted, which may prevent the Fund from buying or selling specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to price its investments accurately, and may incur substantial trading losses.

Emerging Markets Risk: The Fund may invest in securities issued by companies in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems tend to be less stable. There may also be less reliable or publicly available information about emerging markets due to nonuniform regulatory, auditing, or financial recordkeeping standards, which could cause errors in implementing the Fund’s investment strategy. Emerging market economies may be based on only a few industries. Therefore, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or be unable to sell a portfolio security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from meeting cash obligations or taking advantage of other investment opportunities.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. The common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Structure Risk: The Fund is structured as an ETF and, as a result, is subject to unique risks, including:

●	Not Individually Redeemable. The Fund’s Shares (“Shares”) are not redeemable by retail investors and may be redeemed only by the Authorized Participants (“APs”) at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

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●	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the Fund’s shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based on the daily NAV of the Fund over some time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those Authorized Participants creating and redeeming directly with the Fund.

○	In times of market stress, market makers may step away from their role in market making in shares of ETFs and executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

○	The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

○	When all or a portion of an ETF underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Foreign Currency Risk: Certain Fund investments will be denominated in foreign currencies or traded in securities markets where settlements are made in foreign currencies. Any income on such investments is generally paid to the Fund in foreign currencies. In addition, funds may engage in foreign currency transactions for both hedging and investment purposes, as well as to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of the Fund’s portfolio investments (even if the local market price of the investments is unchanged) and changes in the dollar value of the Fund’s income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of the Fund’s assets and the net investment income available for distribution may be favorable or unfavorable. Transactions in non-U.S. currencies are also subject to many of the risks of investing in foreign (non-U.S.) securities; for example, changes in foreign economies and political climates are more likely to affect the Fund that has foreign currency exposure than the Fund that invests exclusively in U.S. companies and currency. There also may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Transactions in foreign currencies, foreign currency-denominated debt, and specific foreign currency options, futures contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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Foreign Securities Risk: The Fund’s investments in foreign securities could subject the Fund to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs associated with investing in foreign securities are generally higher than in the United States. Other factors not present in the United States could affect investments in foreign issues, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and more dependent on the Adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can hurt other European countries. Certain funds may invest in securities of issuers that are domiciled in or have significant operations in member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many must meet the criteria for joining the eurozone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels, and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. In addition, one or more countries may abandon the euro and withdraw from the EU, including, concerning the latter, the United Kingdom (the “UK”), which is a significant market in the global economy. The impact of these actions, especially if they occur disorderly, is unclear, but they could be substantial and far-reaching. They could adversely impact the value of investments in the region.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Growth investing entails the risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Investment Style Risk: The Fund is subject to investment style risk, which arises from the possibility that the market segment in which it primarily invests may underperform relative to other types of investments or broader market averages that include a variety of investment styles. For example, if the Fund focuses on growth stocks, there may be periods when value stocks outperform growth stocks, or if the emphasis is on large-cap stocks, there could be times when mid-cap or small-cap stocks provide higher returns. Similarly, a focus on a specific market segment like technology or healthcare could lag during times when other sectors are thriving. This risk underscores the possibility that the Fund’s chosen investment style or market focus could fall out of favor with investors, leading to potentially prolonged periods of underperformance compared to other funds with a different focus or diversifying across multiple styles and market segments. This could adversely impact the Fund’s performance and could be particularly pronounced during market shifts or economic cycles where the Fund’s chosen style is less favored.

Issuer Risk: The Fund's performance depends on the performance of individual securities to which it is exposed. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large-Capitalization Companies Risk:  The risk associated with investments in larger companies involves several factors that could lead to underperformance compared to investments in smaller companies. Firstly, due to their significant market capitalization, larger companies might not experience the same level of growth as smaller companies. Smaller companies often have greater growth potential and can provide higher returns if they succeed. In contrast, larger companies tend to have more established revenue streams and slower growth rates, which might not result in rapid stock price increases.

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Additionally, larger companies may face challenges in responding swiftly to competitive pressures. These enterprises can be less agile than smaller companies, partly because of their size and the complexity of scaling large operations. In fast-evolving industries, such as technology, the inability to adapt quickly to new technologies and shifts in consumer preferences can be particularly detrimental. This risk is compounded in intensely competitive and innovation-driven sectors, where a delayed response can lead to significant market share losses to more agile competitors.

Furthermore, larger companies are often extensively scrutinized by many investors and analysts, which can lead to less pricing inefficiency to exploit for potential gains. In contrast, smaller companies might fly under the radar, creating more opportunities for mispricing that savvy investors can exploit.

Overall, while investments in larger companies can be seen as more stable and less volatile, they carry specific risks associated with their size and the agility of their response to market changes, which could result in lesser gains during periods of rapid market evolution or decline relative to smaller, more agile companies. This makes it crucial for investors to consider how company size and market responsiveness dynamics align with their investment goals and risk tolerance.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

Management Risk: Management Risk: The risk that the investment techniques and decisions employed by the Fund’s portfolio manager may not achieve the desired outcomes is a significant concern. This includes the possibility that the portfolio manager’s choice of investments, the timing of buy and sell decisions, or risk management strategies might not perform as expected. For example, the portfolio manager might select a stock or a group of stocks that underperform the market or misjudge the market's direction, leading to potential losses. Additionally, applying analytical tools and interpreting market data could prove incorrect, impacting the effectiveness of the strategies implemented.

Moreover, the portfolio manager’s specific approach, whether it involves active trading, sector rotation, asset allocation, or another strategy, carries inherent risks. Historically successful strategies can fail under different economic conditions or market environments. Such failures can result from external factors like sudden economic shifts, unforeseen market volatility, or changes in government policies, which can all adversely affect the Fund’s performance.

Furthermore, management risk extends to operational aspects, such as trade execution, where delays or errors can lead to additional costs or missed opportunities. The portfolio manager’s ability to execute the investment strategy effectively depends on the quality and reliability of the support systems and technologies.

Thus, while the portfolio manager may have a track record of success, there are no guarantees that past performance will indicate future results. Investors should be aware that management risk can lead to periods of underperformance and potential losses, affecting the Fund's overall returns. This emphasizes the importance of understanding and assessing the strategies and competencies of the portfolio manager when considering investments in the Fund.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or economic market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord, or debt crises and downgrades, among others, may result in market volatility and may have long-term effects on both the U.S. market. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects. Any such event(s) could significantly adversely impact the value and risk profile of the Fund’s portfolio. The COVID-19 pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is unknown how long such impacts, or any future impacts of other significant events described above, will or would last. Still, there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Market conditions and interest rate changes can have the same impact on all types of securities and instruments. In times of severe market disruption, you could lose your entire investment.

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Mid- and Small-Capitalization Companies Risk: the stocks of mid- and small-capitalization companies carry significant risks, often greater than those associated with larger, more established companies. These companies typically have narrower product lines and smaller market presences, which can limit their ability to diversify business risks. Moreover, their financial resources are often more constrained, which may restrict their ability to weather economic downturns or finance growth initiatives. This lack of financial robustness can also make them more vulnerable to recessions or market or economic conditions changes.

Additionally, mid-and small-cap companies frequently rely on a smaller management team, which may lack depth in experience or skills compared to management teams at larger companies. This dependency on a limited number of key individuals can pose significant risks if the company loses any of those individuals and can impact the company’s ability to innovate or manage complex operations effectively.

Furthermore, stocks of mid-and small-cap companies are often less liquid than those of larger companies, meaning they can be harder to sell at a reasonable price and quick to drop in value. This illiquidity can lead to more abrupt or erratic stock price movements, especially in response to company-specific developments or shifts in the overall economic environment. These stocks are also less likely to be followed by market analysts, which can lead to less predictable market movements due to sudden shifts in investor perception based on new information.

Because of these factors, mid-and small-cap stocks may exhibit higher volatility and offer higher potential rewards, but they also come with a higher risk of loss. The market movements of these stocks can be more pronounced, and they can underperform compared to larger companies or the broader market under certain market conditions. Investors in mid-and small-cap stocks should be prepared for the possibility of large price swings, including significant losses, and must carefully consider their ability to assume these risks.

New Adviser Risk: The Adviser has not previously served as an adviser to an ETF, although its portfolio managers and management have extensive experience with ETFs. As a result, there is no long-term track record against which an investor may judge the Adviser, and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Quantitative Modeling Risk: The Fund relies on quantitative models as a key component of its management strategy, utilizing advanced mathematical tools to analyze multiple economic factors using proprietary and third-party data. These models aim to predict asset prices, optimize portfolio allocations, and manage risk by processing large datasets to identify statistically significant investment opportunities. However, the reliance on quantitative models introduces specific risks that may adversely affect the Fund’s performance.

One significant risk involves the accuracy and relevance of the data used. Data imprecision, whether due to data-entry errors, outdated information, or incomplete datasets, can lead to incorrect outputs from the models. Since quantitative models often process vast amounts of data, even small errors can compound and lead to significant deviations in investment outcomes.

Additionally, the models are based on specific economic and market assumptions that may not hold under all market conditions. Changes in the financial markets or macroeconomic environment that were not anticipated or incorporated into the model’s design can lead to unexpected results. This includes scenarios where market behavior becomes erratic or diverges from historical patterns, potentially rendering the model’s predictions less effective or obsolete.

Human judgment also plays a crucial role in developing and implementing these models. Decisions about which data to include, which methodologies to employ, and how to interpret the results are subject to human bias and error. Moreover, the individuals operating these models might misinterpret the data or over-rely on the automated aspects of the system without adequate oversight.

Technology issues such as software malfunctions, programming inaccuracies, or cybersecurity breaches also pose significant risks. Flaws in the model’s software or algorithms can lead to incorrect trading decisions, and breaches could lead to unauthorized access to proprietary trading strategies.

Given these vulnerabilities, the Fund's performance can vary substantially from expected outcomes, especially in volatile or unusual market conditions. These discrepancies can result in losses that may not correlate with market trends, making it crucial for investors to understand the potential for significant variations in Fund performance due to quantitative models' inherent limitations and risks.

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Real Estate Investment Trusts (“REITs”) Risk: REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs. In contrast, mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. If the Fund invests in a REIT, it will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees concerning the assets invested. REITs are also subject to failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

Regular REIT dividends the Fund receives from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income for U.S. income tax purposes. Any income distribution attributable to regular REIT dividends from the Fund’s investment in a REIT will not qualify for the deduction available to a non-corporate shareholder if the shareholder owns such REIT directly.

Investment in REITs also involves risks similar to those associated with investing in small market capitalization companies. REITs may have limited financial resources, trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Real Estate Securities Risk: Investing in securities of companies in the real estate industry subjects the Fund to the unique risks associated with the real estate market and the real estate industry. Generally, companies in the real estate industry are considered to be those that have principal activity involving the development, ownership, construction, management, or sale of real estate; have significant real estate holdings, such as hospitality companies, healthcare facilities, supermarkets, mining, lumber, and paper companies; and provide products or services related to the real estate industry, such as financial institutions that make or service mortgage loans and manufacturers or distributors of building supplies. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws.

Sector Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value Shares may be susceptible to factors and economic risks that affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than others. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Value Investing Risk: At times, the Fund uses a value investing strategy to invest in stocks that appear to be undervalued relative to their intrinsic value. However, this approach carries several inherent risks. There is no guarantee that the stocks identified as undervalued by the Fund’s investment adviser are undervalued. Misjudgments about intrinsic value can occur due to inaccurate or incomplete information, flawed analysis, or unforeseen changes in a company’s business prospects or the economic environment.

Moreover, even if the investment adviser’s assessment of a stock’s intrinsic value is accurate, there is no certainty that the broader market will ever recognize this value. Market participants may not share the adviser’s view on the stock’s worth, or external factors such as shifts in market sentiment, macroeconomic changes, or industry disruptions might prevent the stock from reaching its assessed value. Additionally, a security believed to be undervalued may continue to be undervalued for a long time, or its price may decline further. Conversely, a stock thought to be overvalued may continue to rise or not decrease as expected.

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ADDITIONAL INFORMATION ON INVESTMENTS AND RISKS:

Temporary Investments: In response to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities, and repurchase agreements. While a Fund is in a defensive position, it may not achieve its investment objective. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory fees and operational fees. A Fund may also invest a substantial portion of its assets in such instruments to maintain liquidity or pending selection of investments by its policies.

Cybersecurity: The computer systems, networks, and devices used by a Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. A Fund and its shareholders could be negatively impacted due to a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact a Fund’s business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of a Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the accidental release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which a Fund invests; counterparties with which a Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities to prevent any cybersecurity breaches in the future.

Natural Disaster/Epidemic Risk: Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks and result in substantial breakdowns, delays, shutdowns, social isolation, and other disruptions to significant global, local, and regional supply chains affected, with potential corresponding results on the operating performance of a Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies, reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, a Fund may have difficulty achieving its investment objective, adversely impacting Fund performance. Further, such events can be highly disruptive to economies and markets and significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ investment adviser, third-party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for specific instruments, and can impact the ability of a Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could significantly impact a Fund’s performance, resulting in losses to your investment.

PORTFOLIO HOLDINGS DISCLOSURE: The Fund’s portfolio holdings are disclosed daily on its website at www.CPGCETFs.com. A description of the Fund’s policies and procedures regarding releasing portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT

INVESTMENT ADVISER: Copper Place Global Capital, LLC, located at 8504 NE 15th Street, Clyde Hill, Washington  98004 United States, is the investment adviser for the Fund (the “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser manages accounts for individuals and institutions as well as the Fund. As of the date of this Prospectus, the Fund is the Adviser’s only client. The Adviser was formed in February 2024.

Subject to the oversight of the Board of Trustees (the “Board”), the Adviser is responsible for managing the Fund’s investments, placing trade orders, and providing related administrative services and facilities under an advisory agreement between the Fund and the Adviser (the “Investment Advisory Agreement”).

The management fee outlined in the Investment Advisory Agreement is 0.88% of the Fund’s average daily net assets to be paid monthly. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions, and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, and extraordinary expenses.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement will be available in the Fund’s semi-annual report to shareholders.

PORTFOLIO MANAGERS

Cliff Remily, CFA®, Chief Investment Officer, founded the Adviser in 2021. Most recently, he was a Portfolio Manager at Edge Asset Management, an investment boutique within Principal Global Investors, managing a Global Dividend Fund and an International ADR portfolio. Mr. Remily has been in the investment industry since 2000. Previously, he was an Executive Vice President and Portfolio Manager at PIMCO, where he co-founded Global Dividend Strategies. Before that, he was a Managing Director and Portfolio Manager at Thornburg Investment Management, where he co-managed over $10 billion. Mr. Remily received an M.B.A. from the University of Southern California, Marshall School of Business, and a bachelor’s degree from the University of Washington in Business and International Studies.

Trip Brannen, CFA, Portfolio Manager, joined the Adviser in 2021. Mr. Brannen has been in the investment business for 12 years. He started his career in asset management at PIMCO, where he worked with Mr. Remily as a part of the Global Equity Income team. Following that, he was a Portfolio Manager at Eaton Vance’s quant shop Parametric and a fundamental Equity Analyst covering Industrials and Materials at Principal Global Financial. Mr. Brannen holds a Masters in Computational Finance and Risk Management from the University of Washington, a Bachelors in Mathematics from the University of Tennessee at Chattanooga, and a CFA charter holder.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

HOW SHARES ARE PRICED

Shares of the Fund can be bought and sold at different prices depending on the type of investor.

All investors, including retail investors and authorized participants, may buy and sell Shares in secondary market transactions through brokers at market prices, and the Shares will trade at market prices.

Only authorized participants may buy and redeem Shares from the Fund directly, and those transactions are effected at the Fund’s NAV. The NAV of the Fund is determined at the close of regular trading (typically 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The Exchange is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (“Exchange Close”). The NAV considers the Fund's expenses and fees, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day applies to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the Exchange on that day.

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Generally, the Fund’s portfolio securities, including securities issued by ETFs, are valued daily at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded on any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer-supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate, and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments, and the fair value specified for a security may be materially different from the value realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third-party consultants, such as an audit firm or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to ensure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s portfolio securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Premium/Discount Information

Retail investors will buy and sell Shares in secondary market transactions through brokers at market prices, and the Shares will trade at market prices. The market price of Shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of Shares.

HOW TO BUY AND SELL SHARES

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit. Shares can be bought and sold on the Exchange throughout the trading day, like shares of other publicly traded companies.

Buying and Selling Shares on the Secondary Market

You may buy and sell individual Shares of the Fund only through a broker dealer in secondary market transactions on the Exchange. Shares of the Fund are listed for trading on the Exchange under the symbol GDVD. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday. It is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges. You may also pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round-trip (purchase and sale) transaction.

Creation and Redemption Transactions

Authorized Participants may acquire Shares directly from the Fund and tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 Shares for the Fund.

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares (each block is called a “Creation Unit”) to Authorized Participants that have entered into agreements with the Fund’s distributor. Creation Units are issued and redeemed for cash or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Purchases and redemptions directly with the Fund must follow the Fund’s procedures described in the SAI.

Premium/Discount Information

Investors buy and sell Shares in secondary market transactions through brokers at market prices, and the Shares trade at market prices. The market price of Shares may be greater than, equal to, or less than the Fund’s NAV. Market forces of supply and demand, economic conditions, and other factors may affect the trading prices of Shares.

Book Entry

Shares are held in book entry form, meaning no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Shares are traded in the secondary market intra-day on a national securities exchange. They are created and redeemed in-kind or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund. In contrast, the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

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The Fund ordinarily declares and pays dividends from net investment income, if any, monthly. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a particular distribution at the end of a calendar year to comply with federal tax requirements.

The Fund provides no dividend reinvestment service. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial Fund owners to reinvest their dividend distributions. Beneficial owners should contact their broker to determine the service's availability and costs and the participation details therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such an option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

○	The Fund makes distributions,

○	You sell your Shares listed on the Exchange, and

○	You purchase or redeem Creation Units.

Taxes on Distributions

Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations concerning which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions concerning their Shares at the rate for net capital gain. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts under that deduction are subject indirectly to the federal alternative minimum tax.

Your distributions are generally subject to federal income tax when paid, whether you take them in cash or reinvest them in the Fund (if that option is available). If available, distributions reinvested in additional Shares through a dividend reinvestment service will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions over the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain after that. A distribution will reduce the Fund’s NAV per Share. It may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund must withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

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Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An Authorized Participant that exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their tax adviser regarding whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If an Authorized Participant purchases or redeems Creation Units, the Authorized Participant will be sent a confirmation statement showing how many Shares the Authorized Participant bought or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The discussion above summarizes some of the possible consequences of an investment in the Fund under current federal tax law. It is not a substitute for personal tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

FUND SERVICE PROVIDERS

M3Sixty Administration, LLC is the Fund’s administrator. Its principal office is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS, 66205. The company primarily provides administrative, fund accounting, and transfer agent services to retail and institutional mutual funds and exchange-traded funds.

M3Sixty Distributors, LLC (the “Distributor”), located at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS, 66205, distributes the Fund's shares. The Distributor is a registered broker-dealer and a Financial Industry Regulatory Authority, Inc. (FINRA) member.

U.S. Bank National Association (the “Custodian”), located at 1555 North River Center Drive, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s securities.

U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is the Fund’s fund accountant and transfer agent.

FinTech Law, LLC, located at 6224 Turpin Hills Dr., Cincinnati, OH 45244, serves as legal counsel to the Trust.

Tait Weller & Baker, LLP, Two Libert Place, 50 South 16th Street, Philadelphia, PA 1902-2529, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm audits the Fund’s annual financial statements.

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OTHER INFORMATION

The method by which Creation Units of Shares are created and traded may raise specific issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances about the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available concerning such transactions due to Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For the delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available for transactions on a national exchange.

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This obligation is in addition to any dealers' obligation to provide a Prospectus when acting as underwriters.

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FINANCIAL HIGHLIGHTS

The financial highlights table will help you understand the Fund’s financial performance. The financial highlights for the fiscal years ending before February 29, 2024, are those of the Predecessor Fund and were audited by Deloitte & Touche LLP, the Predecessor Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

Copper Place Global Dividend Growth ETF
(formerly, “R3 Global Dividend Growth ETF”)

	For the Year Ended February 29, 2024	For the Period* Ended February 28, 2023

Net asset value, beginning of year/period	$22.72	$25.00

Activity from investment operations:
Net investment income (1)	0.52	0.35
Net realized and unrealized gain (loss) on investments and foreign currency	1.10	(2.33)
Total from investment operations	1.62	(1.98)
Less distributions from:
Net investment income	(0.65)	(0.30)
Total distributions	(0.65)	(0.30)

Net asset value, end of year/period	$23.69	$22.72
Market Price, end of year/period	$23.68	$22.73

Total return (2)	7.35%	(7.87	)%(5),(6)
Market price total return	7.26%	(7.83	)%(5)

Net assets, at end of year/period (000s)	$25,345	$6,247

Ratio of expenses to average net assets	0.88%	0.88	%(4)
Ratio of net investment income to average net assets	2.32%	1.72	%(4)
Portfolio Turnover Rate (3)	32%	34	%(5)

* Commencement of operations was March 30, 2022.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

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(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year. Distributions are assumed, for the purpose of this calculation, to be reinvested on the ex-dividend date at net asset value per share on their respective payment dates.
(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(4)	Annualized for periods less than one year.
(5)	Not annualized for periods less than one year.
(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

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PRIVACY NOTICE

FACTS	WHAT DOES 360 FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     Assets

■     Retirement Assets

■     Transaction History

■     Checking Account Information

■     Purchase History

■     Account Balances

■     Account Transactions

■     Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies must share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons 360 Funds chooses to share, and whether you can limit this sharing.

Reasons we can share your personal information	Does 360 Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as processing your transactions, maintaining your account(s), responding to court orders and legal investigations, or reporting to credit bureaus.	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 244-6235

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Who we are
Who is providing this notice?	360 Funds M3Sixty Administration, LLC (Administrator) Matrix 360 Distributors, LLC (Distributor)
What we do
How does 360 Funds protect my personal information?

We use security measures that comply with federal law to protect your personal information from unauthorized access and use. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent misuse of your nonpublic personal information.

How does 360 Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account.

■     Provide account information.

■     Give us your contact information.

■     Make deposits or withdrawals from your account

■     Make a wire transfer.

■     Tell us where to send the money.

■     Tell us who receives the money.

■     Show your government-issued ID.

■     Show your driver’s license.

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing information about your creditworthiness for affiliates’ everyday business purposes.

■     Affiliates from using your information to market to you

■     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ M3Sixty Administration, LLC and Matrix 360 Distributors, LLC could be deemed affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ 360 Funds does not share with nonaffiliates so that they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that market your financial products or services. ■ 360 Funds does not jointly market.

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Copper Place Global Dividend Growth ETF

Adviser	Copper Place Global Capital, LLC 8504 NE 15th Street Clyde Hill, Washington 98004	Distributor	M3Sixty Distributors, LLC 4300 Shawnee Mission Parkway, Fairway, Kansas 66205
Custodian	U.S. Bank National Association 1555 North River Center Drive Milwaukee, Wisconsin 53212	Legal Counsel	FinTech Law, LLC 6224 Turpin Hills Dr. Cincinnati, Ohio 45244
Administrator	M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Fairway, Kansas 66205	Independent Registered Public Accountant	Tait Weller & Baker, LLP Two Libert Place, 50 South 16th Street, Philadelphia, PA 1902-2529
Fund Accountant & Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

The company is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The 1940 Act registration number for the company is 811-21726.

Additional information about the Fund is included in the Fund’s SAI dated July 17, 2024. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders or other information about the Fund or to make shareholder inquiries, please call 855-601-0317. Information relating to the Fund can be found on the website at www.CPGCETFs.com. You may also write to:

Copper Place Global Dividend Growth ETF

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Fairway, Kansas 66205

Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained after paying a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

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Copper Place Global Dividend Growth ETF

GDVD

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

a series of the

360 Funds

STATEMENT OF ADDITIONAL INFORMATION

July 26, 2024

Listed and Traded on:

the NYSE Arca

Information in this Statement of Additional Information is subject to completion or amendment. This amended registration statement, which relates to the reorganization of the Copper Place Global Dividend Growth ETF Fund, has been filed with the U.S. Securities and Exchange Commission but has not yet become effective.

Shares of Copper Place Global Dividend Growth ETF Fund may not be sold, nor may offers to buy be accepted before the amended registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful before registration or qualification under the securities laws of any such state.

The Copper Place Global Dividend Growth ETF is a series of 360 Funds, an open-end management investment company registered with the Securities and Exchange Commission as required by the Investment Company Act of 1940, as amended.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated July 17, 2024, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at (855) 601-0317 or writing to the Fund at the following address:

Copper Place Global Dividend Growth ETF

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

THE FUND

360 Funds (the “Trust”) was organized on February 24, 2005, as a Delaware statutory trust. The Copper Place Global Dividend Growth ETF Fund (the “Fund”) is an open-end management investment company and a separate non-diversified series of the Trust. The Prospectus describes the Fund’s investment objective and principal investment strategy, as well as the principal investment risks of the Fund. Prior to April 8, 2024, the Fund was known as the R3 Global Dividend Growth ETF Fund.

The Fund may issue an unlimited number of shares of beneficial interest (“Shares”). All Shares have equal rights and privileges. Each Share is entitled to one vote on all matters as to which Shares are entitled to vote. In addition, each Share is entitled to participate equally with other Shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.

The Fund’s investment adviser is Copper Place Global Capital, LLC (the “Adviser”). The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of 10,000 Shares (each a “Creation Unit”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee (unless waived). Shares are listed, subject to notice of issuance, on the NYSE Arca (the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Exchange Listing and Trading

Shares are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove Shares from listing if, among other things following the initial 12-month period beginning upon the commencement of trading of Shares, there are fewer than 50 beneficial and/or beneficial owners of Shares for 30 or more consecutive trading days or any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Shares from listing and trading upon termination of the Fund or may delist the Shares in the event the Fund does not comply with the continuous listing standards of the Exchange, as described in the Prospectus.

As in the case of other publicly-traded securities, when you buy or sell Shares through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

TYPES OF INVESTMENTS

A discussion of the Fund’s investment policies and the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in securities, including the risk that the general condition of the securities market may deteriorate. Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence changes. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide. The performance of the Fund may vary due to asset valuation differences: the Fund may fair value certain of the securities it holds. There may also be differences between the Fund’s portfolio as a result of legal restrictions, cost or liquidity constraints. Similarly, liquidity constraints also may delay the Fund’s purchase or sale of securities.

Bonds

A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the Fund may have to reinvest the proceeds at lower market rates. Similarly, the Fund may have to reinvest interest income or payments received when bonds mature, sometimes at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear interest at an interest rate that is adjusted periodically. Interest rates on “floating rate” or “variable rate” bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar final maturities.

Because of their adjustable interest rates, the value of “floating rate” or “variable rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds, but their value may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds

The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Company-Specific Risk

The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Currency Transactions.

A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. To the extent required by law, liquid assets committed to futures contracts will be maintained. The Fund may engage in currency transactions for the purpose of hedging against declines in the value of the Fund’ assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders or for the purpose of hedging, but may not enter into such contracts for speculative purposes. The rapid fluctuations in the market prices of currency contracts generally make such investments volatile. Volatility is caused by, among other things: changes in supply and demand relationships; trade, fiscal, monetary and exchange control programs; domestic and foreign political and economic events and policies; and changes in interest rates. The Fund’s trading methods may not take into account all of these factors. In addition, governments from time to time intervene, directly and by regulation, in certain markets, often with the intent to influence prices directly. The effects of governmental intervention may be particularly significant at certain times in the currency markets, and this intervention may cause these markets to move rapidly. Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the Fund’s performance and may lower the Fund’s return. The Fund could experience losses if the value of its currency positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.

Depositary Receipts

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible securities, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

A fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Foreign Securities

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments that could affect such investments. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Asia-Pacific Countries

In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which the Fund may invest are subject to certain additional or specific risks. In the Asia-Pacific markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region, such as Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States.

Many of the developing market Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision- making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and/or (v) ethnic, religious and racial disaffection. In addition, the governments of many of such countries, such as Indonesia, have a heavy role in regulating and supervising the economy.

European Countries

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. Certain funds may invest in securities of issuers that are domiciled in, or have significant operations in, member countries of the Economic and Monetary Union of the European Union (the “EU”), which requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro (the common currency of certain EU countries), the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the emerging markets countries. Although certain European countries do not use the euro, many of these countries are obliged to meet the criteria for joining the euro zone. Consequently, these countries must comply with many of the restrictions noted above. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro and/or withdraw from the EU, including, with respect to the latter, the United Kingdom (the "UK"), which is a significant market in the global economy. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching and could adversely impact the value of investments in the region.

Supranational Entities

The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade amongst nations. Examples of supranational entities include the International Bank for Reconstruction and Development (also known as the World Bank) and the European Investment Bank. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investments in foreign currencies.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid investments. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid investments may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid investments promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Liquidity Risk Management

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires open-end funds, including ETFs such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed an administrator of the Liquidity Program. Under the Liquidity Program, the Fund’s liquidity risk is assessed, managed, and periodically reviewed. The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule.

Initial Public Offerings ("IPOs")

An IPO is a company's first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When the Fund's asset base is small, a significant portion of the fund's performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the fund's assets grow, the effect of the fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period. This may increase the turnover of the fund's portfolio and lead to increased expenses to the fund, such as commissions and transaction costs. By selling IPO shares, the fund may realize taxable gains it will subsequently distribute to shareholders.

Investment Companies

Investments in closed-end investment companies, exchange traded funds and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. The Fund intends to limit its investments in accordance with applicable law or as permitted by Rule 12d1-4. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company (the "5% Limitation"); (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group (the "10% Limitation"); (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund (the 3% Limitation”); and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same advisor. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

Closed-End Investment Companies

The Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the NYSE Arca, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds

ETFs like the Fund are often passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts. Under certain circumstances, the Adviser may invest in ETFs, known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 10,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds.

Open-End Investment Companies

The Fund may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund, absent available exemptive rules. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares in excess of 1% of an underlying fund’s outstanding securities, therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers or sub-advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser or sub-adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser or sub-adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Master Limited Partnerships (“MLPs”)

An MLP is an entity that is generally taxed as a partnership for federal income tax purposes and that derives each year at least 90% of its gross income from “Qualifying Income.” Qualifying Income for MLPs includes interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from commodities or commodity futures, and income and gain from mineral or natural resources activities that generate Qualifying Income. MLP interests (known as units) are traded on securities exchanges or over-the-counter. An MLP’s organization as a partnership and compliance with the Qualifying Income rules generally eliminates federal tax at the entity level.

An MLP has one or more general partners (who may be individuals, corporations, or other partnerships) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. Typically, the general partner is owned by company management or another publicly traded sponsoring corporation. When an investor buys units in an MLP, the investor becomes a limited partner.

MLPs are formed in several ways. A nontraded partnership may decide to go public. Several nontraded partnerships may roll up into a single MLP. A corporation may spin-off a group of assets or part of its business into an MLP of which it is the general partner, to realize the assets’ full value on the marketplace by selling the assets and using the cash proceeds received from the MLP to address debt obligations or to invest in higher growth opportunities, while retaining control of the MLP. A corporation may fully convert to an MLP, although since 1986 the tax consequences have made this an unappealing option for most corporations. Unlike the ways described above, it is also possible for a newly formed entity to commence operations as an MLP from its inception.

The sponsor or general partner of an MLP, other energy companies, and utilities may sell assets to MLPs in order to generate cash to fund expansion projects or repay debt. The MLP structure essentially transfers cash flows generated from these acquired assets directly to MLP limited partner unitholders.

In the case of an MLP buying assets from its sponsor or general partner the transaction is intended to be based upon comparable terms in the acquisition market for similar assets. To help ensure that appropriate protections are in place, the board of the MLP generally creates an independent committee to review and approve the terms of the transaction. The committee often obtains a fairness opinion and can retain counsel or other experts to assist its evaluation. Since both parties normally have a significant equity stake in the MLP, both parties are aligned to see that the transaction is accretive and fair to the MLP.

As a motivation for the general partner to successfully manage the MLP and increase cash flows, the terms of MLPs typically provide that the general partner receives a larger portion of the net income as distributions reach higher target levels. As cash flow grows, the general partner receives a greater interest in the incremental income compared to the interest of limited partners. Although the percentages vary among MLPs, the general partner’s marginal interest in distributions generally increases from 2% to 15% at the first designated distribution target level moving up to 25% and ultimately 50% as pre-established distribution per unit thresholds are met. Nevertheless, the aggregate amount distributed to limited partners will increase as MLP distributions reach higher target levels. Given this incentive structure, the general partner has an incentive to streamline operations and undertake acquisitions and growth projects in order to increase distributions to all partners.

Because the MLP itself generally does not pay federal income tax, its income or loss is allocated to its investors, irrespective of whether the investors receive any cash payment or other distributions from the MLP. An MLP typically makes quarterly cash distributions. Although they resemble corporate dividends, MLP distributions are treated differently for tax purposes. The MLP distribution is treated as a return of capital to the extent of the investor’s basis in his MLP interest and, to the extent the distribution exceeds the investor’s basis in the MLP, generally as capital gain. The investor’s original basis is the price paid for the units. The basis is adjusted downwards with each distribution and allocation of deductions (such as depreciation) and losses, and upwards with each allocation of taxable income and gain. If the Fund keeps MLP investments until the basis is zero, subsequent distributions will be taxable to the Fund at ordinary income rates and shareholders may receive a corrected 1099.

The partner will not incur federal income tax on distributions until: (1) he sells his MLP units and pays tax on his gain, which gain is increased due to the basis decrease due to prior distributions; or (2) his basis reaches zero. When the units are sold, the difference between the sales price and the investor’s adjusted basis is gain or loss for federal income tax purposes.

The business of certain MLPs is affected by supply and demand for energy commodities because such MLPs derive revenue and income based upon the volume of the underlying commodity produced, transported, processed, distributed, and/or marketed. Pipeline MLPs have indirect commodity exposure to gas and oil price volatility because although they do not own the underlying energy commodity, the general level of commodity prices may affect the volume of the commodity that the MLP delivers to its customers and the cost of providing services such as distributing natural gas liquids. The costs of natural gas pipeline MLPs to perform services may exceed the negotiated rates under “negotiated rate” contracts. Specifically, processing MLPs may be directly affected by energy commodity prices. Propane MLPs own the underlying energy commodity, and therefore have direct exposure to energy commodity prices, although the Adviser intends to target high quality MLPs that seek to mitigate or manage direct margin exposure to commodity prices. However, the MLP industry in general could be hurt by market perception that an MLP’s performance and valuation are directly tied to commodity prices.

Pay-in-Kind Securities

The Fund may invest in pay-in-kind securities. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. These securities are usually issued and traded at a discount from their face amounts. The amount of the discount varies depending on various factors, such as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of pay-in-kind securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than are other types of securities having similar maturities and credit quality.

Portfolio Turnover (Active Trading)

Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Short-Term Instruments and Temporary Investments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper, including asset-backed commercial paper; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Sovereign and Quasi-Sovereign Obligations

The Fund may invest in sovereign and quasi-sovereign obligations. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes securities issued or guaranteed by a foreign sovereign government. Quasi-sovereign debt includes securities issued or guaranteed by an entity affiliated with or backed by a sovereign government. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. Similar to other issuers, changes to the financial condition or credit rating of a non-U.S. government may cause the value of a sovereign debt to decline. During periods of economic uncertainty, the market prices of sovereign debt obligations may be more volatile than prices of U.S. debt obligations, which may affect the Fund’s NAV. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts. Several sovereign issuers have experienced volatility and adverse trends due to concerns about rising government debt levels, including Greece, Ireland, Italy, Portugal and Spain. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrears on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues participation certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because the Fund segregates liquid assets to satisfy purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Management Risk

The Fund is subject to management risk because it relies on the Adviser to achieve its investment objective. The Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. There can be no assurance that key Adviser personnel will continue to be employed by the Adviser. The loss of their services could have an adverse impact on the Adviser’s ability to achieve the Fund’s investment objective.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.	Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. This limitation does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities;

4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including REITs);

5.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;

6.	Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities; or

7.	Invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto. The Fund will consider the investments of underlying investment companies when determining its compliance with this restriction.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation #2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

Although fundamental investment limitation #6 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Fund and its service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Adviser or any affiliated person of the Adviser) in connection with the disclosure of portfolio holdings information of the Fund. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Trust, the Adviser and the Distributor (as defined below) will not disseminate non-public information concerning the Trust. The Board must approve all material amendments to this policy.

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day (as defined below).

Access to information concerning the Fund’s portfolio holdings may be permitted to personnel of third party service providers, including the Fund’s custodian, transfer agent, auditors and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund discloses on the Adviser’s website at www.CPGCETFs.com at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of its NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day. The Fund may also concurrently disclose this portfolio holdings information directly to ratings agencies on a daily basis.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust also discloses a complete schedule of the Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Fund are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling 855-601-0317, visiting the Adviser’s website at www.CPGCETFs.com or by writing to Copper Place Global Dividend Growth ETF, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Fairway, Kansas 66205.

The Adviser. Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, as demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

M3Sixty Administration, LLC is the administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank National Association is the custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bancorp Fund Services, LLC is the fund accountant and transfer agent for the Fund.

Tait Weller & Baker, LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

FinTech Law, LLC is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer reports periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time provides the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The Trust, which is a statutory trust organized under Delaware law on February 24, 2005, is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Fund offers two classes of shares (Class A shares and Institutional Class shares), of which Class A is available for purchase by all investors. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to sales loads and ongoing expenses. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by action of a majority of the then Trustees at a duly constituted meeting; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s Amended and Restated By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS, AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth, their present position with the Trust or the Fund, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Tom M. Wirtshafter 1954	Trustee, Audit Committee Chair	Since 2011	Retired (2024-present); Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-2024).	7	None
Steven D. Poppen 1968	Trustee, Nominating and Corporate Governance Committee Chair	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present). Executive Vice President and Chief Financial Officer, MV Ventures, LLC (real estate developer) (2016–present).	7	IDX Funds (2015 – 2021) M3Sixty Funds Trust (2015-2021); FNEX Ventures (2018-2020)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Thomas J. Schmidt 1963	Trustee, Board Chair	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present).	7	Lind Capital Partners Municipal Credit Income Fund (2021-present) FNEX Ventures (2018-2020)
Interested Trustee*
Randall K. Linscott 1971	Trustee & President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013-present); Chairman, M3Sixty Capital, LLC (investment advisor) (2023-present).	7	IDX Funds (2015-2021)
Officers
Gary W. DiCenzo 1962	Vice President	Since 2023

Chief Executive Officer, M3Sixty Capital, LLC (2023-Present); Partner, Cognios Capital (investment management firm) (2015-2020), Chief Executive Officer (2015-2019); Founder, IMC Group, LLC (2010-2022).

				N/A	360 Funds Trust (2014-2022); FNEX Ventures (2018-2020); Volt ETF Trust (2021- 2022)
Richard Yates 1965	Chief Compliance Officer and Secretary	Since 2021

President, M3Sixty Enterprises (2024-present); Chief Legal Officer and Chief Compliance Officer, M3Sixty Capital, LLC (2024-present); Of Counsel, McElroy Deutsch (2020–2024); Head of Compliance, M3Sixty Administration, LLC (2021–present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021–present); Founder, The Yates Law Firm (2018–2020).

				N/A	N/A
Larry E. Beaver, Jr. 1969	Treasurer	Since 2021	Head of Operations, M3Sixty Administration, LLC (2021-present); Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-2021); Treasurer, Tactical Investment Series Trust (2022-present); Assistant Treasurer, 360 Funds (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, IDX Funds (July 2017-2021); Assistant Treasurer, WP Funds Trust (2017-2021).	N/A	N/A
Tim Easton 1968	Anti-Money Laundering (“AML”) Officer	Since 2024	Chief Operating Officer, M3Sixty Distributors, LLC (2024-Present); Head of Transfer Agency, M3Sixty Administration, LLC (2022-Present); Self Employed (2020-2022); Head of Sales, M3Sixty Administration, LLC (2019-2020).	N/A	N/A

*Mr. Linscott is an Interested Trustee because he is Chief Executive Officer and principal owner of M3Sixty Administration, LLC, the Fund’s administrator.

Board Structure

The Board includes three independent Trustees and one interested Trustee, Mr. Randall K. Linscott. Mr. Schmidt, one of the Trust’s independent trustees, serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor and Trust management, including the Trust’s President, Mr. Linscott, and the Trust’s Chief Compliance Officer, Mr. Richard Yates, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, a Nominating Committee and Corporate Governance Committee and a Proxy Voting Committee (discussed in more detail below). Each of these Committees is comprised entirely of independent Trustees.

Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Tom M. Wirtshafter	Mr. Wirtshafter has more than 30 years’ experience managing and operating a wide range of financial services companies, and is currently a Senior Vice President at American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser.
Steven D. Poppen	Mr. Poppen is currently the Executive Vice President and Chief Financial Officer for the Minnesota Vikings professional football team. In his role, Mr. Poppen is responsible for all financial aspects of the team, including business planning, budgeting, day-to-day financial and administrative operations, human resources, facilities, and U.S. Bank Stadium project financing. Prior to joining the Vikings’ organization, Mr. Poppen was a Certified Public Accountant in the business assurance group of PricewaterhouseCoopers LLP. Mr. Poppen currently is a member of the Twin Cities Habitat for Humanity board of directors and previously held board of director positions with a number of nonprofit organizations.
Thomas J. Schmidt	Mr. Schmidt has more than 30 years’ experience managing and operating financial services companies and is currently Principal of Tom Schmidt & Associates Consulting, LLC. Prior to this, he served as Vice President of the Mutual Fund an Alternative Investment Full Service Transfer Agent.
Randall K. Linscott	Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PricewaterhouseCoopers, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent auditors on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times during the Fund’s last fiscal year ended December 31, 2023.

Nominating and Corporate Governance Committee: All of the Independent Trustees are members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter included as Appendix B hereto. This charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee meets only as necessary and met once during the Fund’s last fiscal year ended December 31, 2023.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet during the Fund’s last fiscal year ended December 31, 2023.

Beneficial Equity Ownership Information. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2023 and stated as one of the following ranges: A = None; B = $1-$10,000; C = 10,001-$50,000; D - $50,001-100,000; and E = over $100,000.

Name of Trustee*	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Tom M. Wirtshafter	A	A
Steven D. Poppen	A	A
Thomas J. Schmidt	A	A
Randall K. Linscott	A	A

* The Fund had not commenced operations as of the date of this SAI.

Ownership of Securities of Adviser, Distributor or Related Entities. As of December 31, 2023, none of the Independent Trustees and/or their immediate family members owned securities of the Adviser, M3Sixty Distributors, LLC (the Fund’s principal underwriter) or any entity controlling, controlled by, or under common control with the Adviser or the Distributor.

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including the Distributor and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $5,000 each year, plus a fee of $1,500 per Fund each year, and $200 per Fund per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings. The table below reflects the amount of compensation received by each Trustee for the fiscal year ended December 31, 2023:

Name of Trustee*	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees**
Independent Trustees
Tom M. Wirtshafter	None	None	None	$22,975
Steven D. Poppen	None	None	None	$22,975
Thomas J. Schmidt	None	None	None	$22,975
Interested Trustee
Randall K. Linscott	None	None	None	None

* The Fund had not commenced operations as of the date of this SAI.

**	Each of the Trustees serves as a Trustee to the 7 series of the Trust as of March 31, 2024.

MANAGEMENT AND ADMINISTRATION

Investment Adviser.

Effective July 17, 2024, Copper Place Global Capital, LLC (the “Adviser”) entered into an Investment Advisory Agreement (“Advisory Agreement”) with the Fund under which the Adviser has agreed to pay all expenses incurred by the Fund except for (i) the fee payment under the Advisory Agreement; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions; (iv) any Rule 12b-l fees; (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses, such as litigation expenses (which may include indemnification of the officers and Trustees of the Fund and contractual indemnification of the Fund service providers (other than the Adviser)) . The Advisory Agreement will continue in effect for two years and then be subject to annual renewals upon approval by the Fund Board.

As compensation for its services to the Fund, the Adviser receives a monthly management fee equal to an annual rate of 0.88% of the Fund’s net assets. In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation—Brokerage Selection.”

Under the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Portfolio Managers.

Compensation. Messrs. Cliff Remily and Trip Brannen are the portfolio managers responsible for the day-to-day management of the Fund. Mr. Remily and Mr. Brannen are compensated through salary and bonus. This compensation is not determined by assets under management or performance of the Fund.

Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of November 30, 2022, stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Cliff Remily	F
Trip Brannen	A

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. The following persons or “groups” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) are DTC members reflecting ownership of 5% or more of the Fund’s outstanding shares as of June 3, 2024:

Name & Address	Percentage of Fund
Charles Schwab 2423 E Lincoln Drive Phoenix., AZ 85016	18.66%
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	71.66%

INVESTMENT ADVISER

Investment Adviser and the Advisory Agreement

Copper Place Global Capital, LLC, 8504 NE 15th Street, Clyde Hill, Washington 98004, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the oversight of the Board, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs.

Pursuant to the Advisory Agreement with the Trust, on behalf of the Fund, the Adviser, subject to the oversight of the Board, and in conformity with the stated policies of the Fund, supervises the portfolio investment operations of the Fund. In general, the Adviser's duties include setting the Fund’s overall investment strategies.

Pursuant to the Advisory Agreement, the Adviser shall act as the investment adviser to the Fund and, as such shall, perform each of the following: (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on April 24, 2024.

In addition, the Adviser, subject to the oversight of the Board, provides the management and supplemental administrative services necessary for the operation of the Fund. These services include providing assistance in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Board.

The Fund pays an annual management fee (computed daily and payable monthly) of 0.88% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Trust except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for two (2) years initially and shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to that Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

For the fiscal period ended February 29, 2024, the Adviser earned $157,316 in advisory fees.

Codes of Ethics

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s, Distributor’s and Adviser’s codes require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board’s continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser’s Proxy Policies, or the proxy policies of the Adviser’s designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and proxy voting policies is attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling the Fund at 833-ASK-R3GC (833-275-7342); and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 833-ASK-R3GC and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

M3Sixty Distributors, LLC (the “Distributor”) located at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not parties to the Distribution Agreement or the Trust’s distribution plan or interested persons of the Trust or of the Distributor (“Qualified Trustees”) by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may at any time be terminated, without penalty by the Trust, by vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding shares of the Trust on 60 days’ written notice to the other party. The Distribution Agreement will automatically terminate in the event of its assignment.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Fund, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

PORTFOLIO MANAGERS

Cliff Remily and Trip Brannen are the Fund’s portfolio managers.

As of March 1, 2024 the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Fund:

Cliff Remily

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	2	2	0	0
Other Accounts	0	0	0	0

Trip Brannen

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or “soft dollars”, if any). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Each portfolio manager is paid a salary and, as a co-owner of the Adviser, shares in the profits (if any) of the Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of March 1, 2024.

Name of Portfolio Manager	Dollar Range of Equity Securities in Copper Place Global Dividend Growth ETF
Cliff Remily	$500,001-$1,000,000
Trip Brannen	0

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers who are employees of the Adviser. The Adviser is authorized by the Board to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

For the fiscal period ended February 29, 2024, the Fund paid $9,706 in brokerage commissions.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

For the fiscal period ended February 29, 2024, the Fund’s portfolio turnover rate was 32%.

OTHER SERVICE PROVIDERS

Fund Administration and Transfer Agent

M3Sixty Administration, LLC (“M3Sixty”), with principal offices at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, provides administrative, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) financial statement preparation; (b) valuation of the Fund's portfolio securities; (c) pricing the Fund's shares; (d) assistance in preparing tax returns; (e) preparation and filing of required regulatory reports; (f) communications with shareholders; (g) coordination of Board and shareholder meetings; (h) monitoring the Fund's legal compliance; (ij) maintaining shareholder account records. M3Sixty is not affiliated with the Adviser.

U.S. Bancorp Fund Services, LLC serves as the fund accountant and transfer agent for the Fund.

Custodian

U.S. Bank National Association (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Tait Weller & Baker, LLP, to serve as independent registered public accountants for the Fund for the current fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s tax returns, including but not limited to federal, state and excise taxes, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. FinTech Law, www.fintechlegal.io, serves as legal counsel to the Trust.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the current series of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” investors may buy and sell Shares in secondary market transactions through brokers at market prices and the Shares will trade at market prices. Only authorized participants may buy and redeem Shares from the Fund directly and those transactions are effected at the Fund’s NAV. The NAV of the Fund's shares is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximated fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when the Fund calculate NAV. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked prices quotations from market makers or by a pricing service or other parties in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Shares are not priced, the value of securities held by the Fund can change on days when Shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Fund’s NAV by short-term traders. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services or other parties in accordance with the valuation procedures approved by the Board. As a result, the NAV of the Shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and an investor is not able to purchase, redeem or exchange Shares.

Shares are valued at the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) (the “Exchange Close”) on each day that the Exchange is open. For purposes of calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the Exchange Close and does not normally take into account trading, clearances or settlements that take place after the Exchange Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the Exchange Close.

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares for the Fund. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

Only Authorized Participants that have entered into agreements with the Distributor may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and the Authorized Participant must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants that have entered into Participant Agreements with the Fund at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). The Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$300	2.00%

*As a percentage of the amount invested.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or its agent through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu, as well as certain other types of orders, are considered to be “Custom Orders.” The Fund may enter into other types of Custom Orders.

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e); or (f) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2 except with respect to certain foreign securities.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund reserves the right to settle redemption transactions on a basis other than T+2 but by T+7, if necessary or appropriate under the circumstances and compliant with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+2 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. In addition, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such Collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or an agent through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

An Authorized Participant’s right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-Lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Tax Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may now be carried forward indefinitely and retain the character of the original loss. Under pre-enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income will be made annually for the Fund. Distributions of net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Tax Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Trust have been held by such shareholders.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of Shares. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of Shares may be disallowed to the extent Shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional Shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a Share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in Shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of Shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Tax Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Tax Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional Shares, will be reduced by the amounts required to be withheld.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of Shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year, the Fund issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait Weller & Baker, LLP, serves as the Fund’s independent registered public accounting firm for the current fiscal period. The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

FinTech Law, www.fintechlegal.io, serves as legal counsel to the Trust.

APPENDIX A

COPPER PLACE GLOBAL CAPITAL, LLC

PROXY VOTING POLICIES AND PROCEDURES

The Firm, in its role as investment adviser to its Fund Clients, will have the responsibility to vote proxies for portfolio securities held on behalf of its Fund Clients. With respect to accounts over which the Firm performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about the Firm’s proxy policies and practices. The Firm’s policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

The Firm will retain a third party (the "Proxy Voter") to vote Proxies for the relevant accounts of its Clients. The Proxy Voter provides voting services to institutions such as the Firm. The Proxy Voter receives an electronic feed of all holdings in Firm voting accounts, and trustees and/or Broker-Dealer/Custodians for those accounts have been instructed to deliver all proxy materials that they receive directly to the Proxy Voter. The Proxy Voter monitors the accounts and their holdings to be sure that all proxies are received and voted for Firm Client shares owned. As a result of the Firm’s decision to use the Proxy Voter, there is generally no physical handling of proxies by Firm personnel.

The Proxy Voting Guidelines (the “Guidelines”) listed herein state the general view and expected vote of the Proxy Voter under the majority of circumstances with respect to the issues listed in the Guidelines. The indicated vote in the Guidelines is the default position on any matter specifically addressed by the Guidelines, and for any such matter, absent prior instructions to the contrary from the Firm, the Proxy Voter will automatically vote in accordance with the Guidelines. However, the Guidelines are just that—guidelines; they are not strict rules that must be obeyed in all cases, and Proxies may be voted contrary to the vote indicated by the Guidelines if such a vote is in the Clients’ best interests as described below with respect to “Exceptions.” The Firm generally votes securities based upon the guiding principle of seeking the maximization of economic value to the Firm’s Clients, and ultimately votes are generally cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreements or comparable documents, and all other relevant facts and circumstances at the time of the vote. In accordance with the provisions of relying on 12(d)(1)(4), the Firm mirror-votes proxies for acquired funds.

The Proxy Voter posts information regarding that vote on its secure web site. This information includes the upcoming voting deadline, the vote indicated by the Guidelines, if any, whether such vote is with or against management and any analysis that the Proxy Voter has prepared on the vote.

If at any time a member of the portfolio management team becomes aware that he or she desires to vote on a specific matter in a manner that is contrary to the vote that would be indicated based upon the Guidelines (an “Exception”), regardless of whether such indicated vote is with or against management, then such individual should contact the Management Committee as soon as possible prior to the relevant voting deadline for such matter. The Management Committee must first make a general determination as to whether any potential conflicts of interest exist. Once any potential conflict is either determined not to exist, or resolved, the Management Committee, along with the relevant portfolio manager, will review the issue and collectively agree as to the appropriate vote. They may make their decision based upon any of the information and/or research available to them, including any recommendation made by the Proxy Voter, in their discretion. In all cases, regardless of whether the ultimate voting decision with respect to any vote is made by the relevant portfolio manager, the Management Committee, such decision must be based on the overriding principle of seeking the maximization of the ultimate economic value of the Firm’s Clients’ holdings. If for any reason, no voting decision is made with respect to any particular vote, or if the Chair has not otherwise received any direction in accordance with these policies and procedures as to how to instruct the Proxy Voter to vote the Firm’s shares prior to the relevant voting deadline for any Exception, the Management will instruct the Proxy Voter to vote all of the Firm’s shares in accordance with the Proxy Voter’s independent assessment of the matter.

RESPONSIBILITY

The CIO is responsible for the implementation and monitoring of the Firm’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping. The CIO may delegate responsibility for the performance of these activities (provided that he or she maintains records evidencing individuals to whom authority has been delegated) but oversight and ultimate responsibility remain with the CIO.

PROCEDURES

The Firm has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:

PROXY VOTING GUIDELINES

The guiding principle by which the Firm votes on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. The Firm does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.

It is the general policy of the Firm to vote on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, the Firm reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if, in its judgement, the costs associated with voting such Proxy outweigh the benefits to Clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our Clients. However, in accordance with the provisions of 12(d)(1)(F), the Firm will mirror-vote proxies for acquired funds.

While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration the Firm’s contractual obligations to our Clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Adviser believes appropriate).

As the Firm provides investment advisory services to registered, open-end investment companies, it will vote any proxies for the Fund clients in accordance with any applicable investment restrictions of each Fund client, if applicable.

CONFLICTS OF INTEREST IN CONNECTION WITH PROXY VOTING

The CIO has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in a manner that is aligned with the economic interests of the Firm’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact the Firm’s CCO. If any Covered Person is pressured or lobbied either from within or outside of the Firm with respect to any particular voting decision, he or she should contact the Firm’s CCO. The CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients.

RECORD KEEPING & REGULATORY REPORTING

For all proxies voted, the Firm will retain all records related the manner in which it voted proxies for securities held by its Fund clients. The CIO will be responsible for maintaining all records related to the Firm’s proxy voting.

Form N-PX: On an annual basis, following the end of the 12-month period ending June 30, the Firm will furnish to the administrator of its Fund clients a full record detailing all how the Firm voted all proxies for the prior 12-month period.

PROXY VOTER OVERSIGHT

To ensure oversight of the Proxy Voter, the Firm will obtain an annual attestation from the Proxy Voter addressing the following items:

● The Proxy Voter has the capacity and competence to adequately analyze proxy issues and other governance issues and makes its recommendations in an impartial and independent manner;

● Identify any exceptions to the Proxy Voter’s proxy voting policies in the application of vote recommendations on behalf of the Fund;

● Identify any proxy voting recommendations made by the Proxy Voter which were subject to a conflict of interest.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”), is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed March 14, 2005.
(a)(2)	Certificate of Amendment to the Trust Instrument, is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
(b)	By-Laws, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed March 14, 2005.
(c)	Articles III, V and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)

Investment Advisory Agreement between the Registrant, on behalf of the Stringer Tactical Adaptive Risk Fund, and Stringer Asset Management, LLC, is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.

(d)(2)

Investment Advisory Agreement between the Registrant, on behalf of the IMS Capital Value Fund and IMS Strategic Income Fund (the “IMS Funds”), and IMS Capital Management, Inc., is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.

(d)(3)

Investment Advisory Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund, and FinTrust Capital Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2022.

(d)(4)

Investment Advisory Agreement between the Registrant, on behalf of the Timber Point Global Allocations Fund and Timber Point Alternative Income Fund (together, the “Timber Point Funds”), and Timber Point Capital Management LLC, is incorporated by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement on Form N-1A filed on June 29, 2020.

(d)(4)(i)

Amended Schedule A to the Investment Advisory Agreement between the Trust, on behalf of the Timber Point Funds, and Timber Point Capital Management LLC, is incorporated by reference to Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2021.

(d)(5)	Investment Advisory Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund, and M3Sixty Capital, LLC, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(d)(5)(i)

Amended Schedule A of the Investment Advisory Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund and the M3Sixty Government Money Market Fund, and M3Sixty Capital, LLC, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(d)(6)

Sub-Advisory Agreement between M3Sixty Capital, LLC and Bridge City Capital, LLC for the M3Sixty Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(d)(7)	Investment Advisory Agreement between the Registrant, on behalf of the Copper Place Global Dividend Growth ETF Fund, and Copper Place Global Capital, LLC, is filed herewith.
(e)(1)

Distribution Agreement between the Registrant, on behalf of the Stringer Tactical Adaptive Risk Fund, and Matrix 360 Distributors, LLC (the “Distributor”), is incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.

(e)(2)

Distribution Agreement between the Registrant, on behalf of the IMS Funds, and the Distributor, is incorporated by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A filed August 28, 2018.

(e)(3)

Distribution Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund, and the Distributor, is incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.

(e)(4)

Distribution Agreement between the Registrant, on behalf of the Timber Point Funds, and the Distributor, is incorporated by reference to Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2020.

(e)(5)

Distribution Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund, and the Distributor, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(e)(5)(i)

Amended Schedule A to the Distribution Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund and the M3Sixty Government Money Market Fund, and the Distributor, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(e)(6)

Distribution Agreement between the Registrant, on behalf of the Copper Place Global Dividend Growth ETF Fund, and the Distributor, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(f)	Not Applicable.
(g)(1)

Custodian Agreement between the Registrant, on behalf of the Stringer Tactical Adaptive Risk Fund, and Fifth Third Bank, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A filed March 27, 2013.

(g)(1)(i)

Amended and Restated Exhibit A to the Custodian Agreement between the Registrant, on behalf of the Funds (other than the IMS Funds), and Fifth Third Bank, N.A. , Is incorporated by reference to Post-Effective Amendment No. 138 to the Registrant’s Registration Statement on Form N-1A filed on January 29, 2020.

(g)(2)

Custodian Agreement between the Registrant, on behalf of the IMS Funds, and Huntington National Bank, is incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.

(g)(2)(i)

Amended and Restated Appendix B to the Custodian Agreement between the Registrant, on behalf of the IMS Funds and the M3Sixty Small Cap Growth Fund, and Huntington National Bank, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(g)(2)(ii)

Amended and Restated Appendix B to the Custodian Agreement between the Registrant, on behalf of the IMS Funds, M3Siixty Small Cap Growth Fund, and M3Sixty Government Money Market Fund, and Huntington Bank, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(g)(3)	Custodian Agreement between the Registrant, on behalf of the Copper Place Global Dividend Growth ETF Fund, and U.S. Bank, is filed herewith.
(h)(1)

Amended and Restated Master Fund Services Agreement between the Registrant, on behalf of the Stringer Tactical Adaptive Risk Fund, and M3Sixty Administration, LLC (the “Administrator”), is incorporated by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A filed on June 28, 2021.

(h)(2)

Amended and Restated Master Fund Services Agreement between the Registrant, on behalf of the IMS Funds, and the Administrator, is incorporated by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A filed on June 28, 2021.

(h)(3)

Amended and Restated Master Fund Services Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund, and the Administrator, is incorporated by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement on Form N-1A filed on June 28, 2021.

(h)(4)

Investment Company Services Agreement between the Registrant, on behalf of the Timber Point Funds, and the Administrator, is incorporated by reference to Post-Effective Amendment No. 153 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2020.

(h)(5)

Master Fund Services Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund, and the Administrator, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(h)(5)(i)

Master Fund Services Agreement between the Registrant, on behalf of the M3Sixty Government Money Market Fund, and the Administrator, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(h)(6)	Form of Master Fund Services Agreement between the Registrant, on behalf of the Copper Place Global Dividend Growth ETF Fund, and the Administrator, is filed herewith.
(h)(7)	Fund Services Agreement between the Registrant, on behalf of the Copper Place Global Dividend Growth ETF, and U.S. Bancorp Global Fund Services, is filed herewith.

(h)(8)

Amended Expense Limitation Agreement between the Registrant, on behalf of the Stringer Tactical Adaptive Risk Fund, and Stringer Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2024.

(h)(9)

Amended and Restated Expense Limitation Agreement between the Registrant, on behalf of the IMS Funds, and IMS Capital Management, Inc., is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(h)(10)

Expense Limitation Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund, and FinTrust Capital Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2022.

(h)(10)(i)

Amended Schedule A to the Expense Limitation Agreement between the Registrant, on behalf of the FinTrust Income and Opportunity Fund, and FinTrust Capital Advisors, LLC, is incorporated by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2024.

(h)(11)

Amended Expense Limitation Agreement between the Registrant, on behalf of the Timber Point Funds, and Timber Point Capital Management LLC, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(h)(12)

Amended Expense Limitation Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund, and M3Sixty Capital, LLC, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(h)(12)(i)

Amended Schedule A to the Expense Limitation Agreement between the Registrant, on behalf of the M3Sixty Small Cap Growth Fund and M3Sixty Government Money Market Fund, and M3Sixty Capital, LLC, will be filed by amendment to the Registrant’s Registration Statement on Form N-1A.

(i)(1)

Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds, is incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed June 20, 2014.

(i)(2)

Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the FinTrust Income and Opportunity Fund (formerly known as the HedgeRow Income and Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.

(i)(3)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding the legality of securities registered with respect to the Timber Point Alternative Income Fund (formerly known as the Crow Point Alternative Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.

(i)(4)

Opinion and Consent of The Law Offices of John H. Lively & Associates, Inc. regarding the legality of securities registered with respect to the Timber Point Global Allocations Fund (formerly known as the Crow Point Defined Risk Global Equity Income Fund), is incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A filed October 6, 2017.

(i)(5)

Consent of FinTech Law, LLC with respect to the Stringer Tactical Adaptive Risk Fund, is incorporated herein by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2024.

(i)(6)

Consent of FinTech Law, LLC with respect to the IMS Funds, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(i)(7)

Consent of FinTech Law, LLC with respect to the FinTrust Income and Opportunity Fund, is incorporated by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2024.

(i)(8)

Consent of FinTech Law, LLC with respect to the Timber Point Funds, is incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N1-A filed on January 26, 2024.

(i)(9)

Opinion of Practus, LLP on Tax Matters with respect to the proposed reorganization of the Timber Point Alternatives Fund into the Timber Point Global Allocations Fund, is incorporated by reference to Post-Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2020.

(i)(10)

Opinion and Consent of FinTech Law, LLC regarding the legality of securities registered with respect to the M3Sixty Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(i)(11)	Opinion and Consent of FinTech Law, LLC regarding the legality of securities registered with respect to the Copper Place Global Dividend Growth ETF, is filed herewith.
(j)(1)

Consent of Independent Registered Public Accounting Firm with respect to the Stringer Tactical Adaptive Risk Fund, is incorporated herein by reference to Post-Effective Amendment No. 180 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2024.

(j)(2)

Consent of Independent Registered Public Accounting Firm with respect to the FinTrust Income and Opportunity Fund, is incorporated by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2024.

(j)(3)

Consent of Independent Registered Public Accounting Firm with respect to the IMS Funds, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(j)(3)(i)

Consent of BBD, LLP as prior independent registered public accounting firm with respect to the IMS Funds, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(j)(4)

Consent of Independent Registered Public Accounting Firm with respect to the Timber Point Funds, is incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N1-A filed on January 26, 2024.

(j)(4)(i)	Consent of BBD, LLP as prior independent registered public accounting firm with respect to the Timber Point Funds, is incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N1-A filed on January 26, 2024.

(j)(5)

Consent of Independent Registered Public Accounting Firm with respect to the M3Sixty Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.

(j)(6)	Consent of Deloitte & Touche LLP as independent registered public accounting firm with respect to Copper Place Global Dividend Growth ETF, a series of Northern Lights Fund Trust IV, is filed herewith.
(j)(7)	Consent of Independent Registered Public Accounting Firm with respect to the Copper Place Global Dividend Growth ETF, is filed herewith.
(k)	Not applicable.
(l)	Initial Subscription Agreement, is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2005.
(m)(1)

Distribution Plan under Rule 12b-1 for the Stringer Tactical Adaptive Risk Fund, is incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.

(m)(2)	Distribution Plan under Rule 12b-1 for the FinTrust Income and Opportunity Fund, is incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.
(n)(1)

Rule 18f-3 Plan for the Stringer Tactical Adaptive Risk Fund, is incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed March 26, 2015.

(n)(2)

Rule 18f-3 Plan for the FinTrust Income and Opportunity Fund, is incorporated by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A filed December 21, 2015.

(o)

Shareholder Services Plan for the Timber Point Funds, is incorporated by reference to Post-Effective Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A filed on October 27, 2023.

(o)(1)

Shareholder Services Plan for the M3Sixty Small Cap Growth Fund, is incorporated by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N1-A filed on January 26, 2024.

(p)(1)	Code of Ethics for the Registrant, is incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2005.
(p)(2)	Code of Ethics for Stringer Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed June 28, 2016.
(p)(3)	Code of Ethics for IMS Capital Management, Inc, is incorporated by reference to Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2021.
(p)(4)	Code of Ethics for FinTrust Capital Advisors LLC, is incorporated by reference to Post-Effective Amendment No. 155 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2021.

(p)(5)	Code of Ethics for Timber Point Capital Management LLC, is incorporated by reference to Post-Effective Amendment No. 151 to the Registrant’s Registration Statement on Form N-1A filed on August 24, 2020.
(p)(6)	Code of Ethics for M3Sixty Capital, LLC, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.
(p)(7)	Code of Ethics for Bridge City Capital, LLC, is incorporated by reference to Post-Effective Amendment No. 170 to the Registrant’s Registration Statement on Form N-1A filed on June 27, 2023.
(p)(8)	Code of Ethics for the Distributor, is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed March 30, 2017.
(p)(9)	Code of Ethics for Copper Place Global Capital, LLC, is filed herewith.
(q)	Copy of Powers of Attorney, is incorporated by reference to Post-Effective Amendment No. 175 to the Registrant’s Registration Statement on Form N-1A filed on March 29, 2024.
ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s Form ADV listed opposite such investment adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser	Form ADV File No.
Stringer Asset Management, LLC	801-77536
IMS Capital Management, Inc.	801-33939
FinTrust Capital Advisors, LLC	801-68568
Timber Point Capital Management LLC	801-118290
M3Sixty Capital, LLC	801-128124
Bridge City Capital, LLC	801-96252
Copper Place Global Capital, LLC	801-129557

ITEM 32.	Principal Underwriter

(a)	The principal underwriter and distributor for the Registrant is Matrix 360 Distributors, LLC. To the best of the Registrant’s knowledge, Matrix 360 Distributors, LLC also acts as principal underwriter to: Tactical Investment Series Trust.

(b)	To the best of the Registrant’s knowledge, the table below provides information for each director, officer or partner of Matrix 360 Distributors, LLC, the principal underwriter of the Registrant:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
John Williams	Chief Compliance Officer & Principal Executive Officer	None

Tim Easton	Anti-Money Laundering Officer & Head of Operations	Anti-Money Laundering Officer

*	The address of Matrix 360 Distributors, LLC and each of the above-named persons is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The accounts, books, or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)	M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Administrator and Transfer Agent)

(b)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (records relating to its function as Fund Accountant and Transfer Agent to Copper Place Global Dividend Growth ETF)

(c)	Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Principal Underwriter)

(d)	Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as Custodian for the Stringer Growth Fund, FinTrust Income and Opportunity Fund, and Timber Point Funds)

(e)	Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (records relating to its function as Custodian for the IMS Funds and the M3Sixty Small Cap Fund)

(f)	U.S. Bank National Association, U.S. Bank Tower, 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as Custodian for the Copper Place Global Dividend Growth ETF)

(g)	Stringer Asset Management, LLC, 5050 Poplar Avenue, Suite 1103, Memphis, Tennessee 38157 (records relating to its function as investment adviser to the Stringer Funds)

(h)	IMS Capital Management, Inc., 8995 SE Otty Road, Portland, Oregon 97086 (records related to its function as investment adviser to the IMS Funds)

(i)	FinTrust Capital Advisors, LLC, 124 Verdae Boulevard, Suite 504, Greenville, South Carolina 29607 (records relating to its function as investment adviser to the FinTrust Income and Opportunity Fund)

(j)	Timber Point Capital Management LLC, 555 Pleasantville Road, Suite N202, Briarcliff Manor, New York 10510 (records relating to its function as investment adviser to the Timber Point Funds)

(k)	M3Sixty Capital, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as investment adviser to the M3Sixty Small Cap Growth Fund)

(l)	Bridge City Capital, LLC, One Centerpointe Drive, Suite 565, Lake Oswego, Oregon 97035 (records relating to its function as investment sub-adviser to the M3Sixty Small Cap Growth Fund)

(m)	Copper Place Global Capital, LLC, 8504 NE 15th Street, Clyde Hill, Washington 98004 (records relating to its function as investment adviser to the Copper Place Global Dividend Growth ETF)

ITEM 34.	Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form N-1A.

ITEM 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 183 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Fairway, and State of Kansas, on this 26th day of July 2024.

360 Funds

By:	/s/ Randall K. Linscott
Randall K. Linscott, President, Trustee and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	*	July 26, 2024
	Steven D. Poppen, Trustee	Date

	*	July 26, 2024
	Thomas J. Schmidt, Trustee	Date

	*	July 26, 2024
	Tom M. Wirtshafter, Trustee	Date
	/s/ Randall K. Linscott	July 26, 2024
	Randall K. Linscott, Trustee, President and Principal Executive Officer	Date
	/s/ Larry E. Beaver, Jr.	July 26, 2024
	Larry E. Beaver, Jr., Treasurer and Principal Financial Officer	Date
* By:	/s/ Randall K. Linscott	July 26, 2024
	Randall K. Linscott, Attorney-in-Fact	Date

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBIT INDEX

(d)(7)	Investment Advisory Agreement for Copper Place Global Dividend Growth ETF
(g)(3)	Custody Agreement for Copper Place Global Dividend Growth ETF
(h)(6)	Form of Master Fund Services Agreement for Copper Place Global Dividend Growth ETF
(h)(7)	Fund Services Agreement for Copper Place Global Dividend Growth ETF
(i)(11)	Opinion and Consent of FinTech Law, LLC
(j)(6)	Consent of Deloitte & Touche LLP
(j)(7)	Consent of Tait, Weller & Baker LLP
(p)(9)	Code of Ethics for Copper Place Global Capital, LLC